Going Concern	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
General:
General

NOTE 3 – Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has a shareholders’ deficit of $7,304,278, an accumulated deficit of $26,154,633 as of June 30, 2017, and has generated operating losses since inception. These factors, among others, raise substantial doubt about the ability of the Company to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to generate revenues and its ability to continue raising capital from third parties.

On February 28, 2017, LSW Holdings, LLC (“LSW”) purchased all outstanding shares of Series A Preferred Stock from our former controlling shareholder. Our Vice President of International Sales is the Managing Member of LSW. Both parties to the agreement assured management that the purchase agreement requires LSW to provide the Company sufficient capital to move forward with its expansion plans. Management has recently obtained the executed agreement and determined that agreement contains no such requirement. As a result, management is actively pursuing other funding arrangements with outside investors and creditors.

NOTE 3 – Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has a shareholders’ deficit of $7,304,278, an accumulated deficit of $26,154,633 as of June 30, 2017, and has generated operating losses since inception. These factors, among others, raise substantial doubt about the ability of the Company to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to generate revenues and its ability to continue raising capital from third parties.

On February 28, 2017, LSW Holdings, LLC (“LSW”) purchased all outstanding shares of Series A Preferred Stock from our former controlling shareholder. Our Vice President of International Sales is the Managing Member of LSW. Both parties to the agreement assured management that the purchase agreement requires LSW to provide the Company sufficient capital to move forward with its expansion plans. Management has recently obtained the executed agreement and determined that agreement contains no such requirement. As a result, management is actively pursuing other funding arrangements with outside investors and creditors.